Provisions - additional information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Other Provisions [Line Items]
Balance at the beginning of the year	$ 2,336
Provisions recognized upon merger of UBS AG and Credit Suisse AG	2,644
Increase in provisions recognized in the income statement	2,403
Release of provisions recognized in the income statement	(448)
Reclassifications	82
Provisions used in conformity with designated purpose	(2,103)
Foreign currency translation and other movements	(115)
Balance at the end of the year	4,799
Litigation, regulatory and similar matters
Disclosure Of Other Provisions [Line Items]
Balance at the beginning of the year	1,810
Provisions recognized upon merger of UBS AG and Credit Suisse AG	1,986
Increase in provisions recognized in the income statement	1,598
Release of provisions recognized in the income statement	(199)
Reclassifications	82
Provisions used in conformity with designated purpose	(1,580)
Foreign currency translation and other movements	(99)
Balance at the end of the year	3,598
Increase in IAS 37 provision related to the funding obligation	944
Total IAS 37 provision related to the funding obligation	1,421
Reclassification out of derivative liabilities to IAS 37 Provisions	92
Restructuring
Disclosure Of Other Provisions [Line Items]
Balance at the beginning of the year	209
Provisions recognized upon merger of UBS AG and Credit Suisse AG	463
Increase in provisions recognized in the income statement	667
Release of provisions recognized in the income statement	(167)
Reclassifications	0
Provisions used in conformity with designated purpose	(472)
Foreign currency translation and other movements	(1)
Balance at the end of the year	699
Real estate related onerous contracts restucturing provision	383	$ 146
Personnel-related restructuring provisions	262	$ 64
Real estate
Disclosure Of Other Provisions [Line Items]
Balance at the beginning of the year	135
Provisions recognized upon merger of UBS AG and Credit Suisse AG	89
Increase in provisions recognized in the income statement	15
Release of provisions recognized in the income statement	(3)
Reclassifications	0
Provisions used in conformity with designated purpose	(17)
Foreign currency translation and other movements	4
Balance at the end of the year	224
Other
Disclosure Of Other Provisions [Line Items]
Balance at the beginning of the year	181
Provisions recognized upon merger of UBS AG and Credit Suisse AG	106
Increase in provisions recognized in the income statement	123
Release of provisions recognized in the income statement	(78)
Reclassifications	0
Provisions used in conformity with designated purpose	(34)
Foreign currency translation and other movements	(19)
Balance at the end of the year	$ 278